Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue from services	$ 115,017	$ 123,215	$ 105,670
Cost of services rendered	(33,182)	(42,958)	(41,223)
Personnel expenses	(27,229)	(36,898)	(35,167)
Amortization of intagible assets	(5,953)	(6,060)	(6,056)
Gross profit	81,835	80,257	64,447
Operating income and expenses	(16,667)	(15,636)	(17,951)
Administrative expenses	(14,627)	(15,702)	(17,909)
Other income/(expenses)	(2,040)	66	(42)
Operating income before net financial income/(expense)	65,168	64,621	46,496
Net financial income/(expense)	(192)	(170)	(40)
Income before income tax	64,976	64,451	46,456
Income taxes	(3,136)	(3,513)	(1,992)
Net income for the year	61,840	60,938	44,464
Attributable to:
Owners of the Parent	62,209	58,539	43,669
Non-controlling interests	$ (369)	$ 2,399	$ 795
Basic and diluted earnings per share	$ 0.0005	$ 0.0005	$ 0.0004